RECEIVABLES AND OTHER FINANCIAL ASSET (Narrative) (Details)	Dec. 31, 2016 shares
Schedule of Cost-method Investments [Line Items]
Investment fee percentage	4.00%
BioCancell Therapeutics, Inc. [Member]
Schedule of Cost-method Investments [Line Items]
Common stock due to the Company	219,487